UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-1090

                              The Japan Fund, Inc.
               (Exact name of registrant as specified in charter)
                                    --------


                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              code: 1-800-535-2726

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2003

                     DATE OF REPORTING PERIOD: JUNE 30, 2003


















ITEM 1.    REPORTS TO STOCKHOLDERS.
[Background Graphic Omitted]


THE JAPAN FUND, INC.



SEMI-ANNUAL REPORT
June 30, 2003



                                 Class S Shares



                            [JAPAN FUND LOGO OMITTED]

[Background Graphic Omitted]

Contents

 1   Letter from the Chairman and President
 2   Performance Summary
 4   Management's Discussion of Fund Performance
 5   Portfolio Summary
 6   Top Ten Holdings
 7   Schedule of Investments
15   Statement of Assets and Liabilities
16   Statement of Operations
17   Statements of Changes in Net Assets
18   Financial Highlights
19   Notes to Financial Statements



The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity Management & Research Company ("FMR"), the Fund's advisor, or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and FMR disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund managed by FMR are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

The Fund is not a bank.

Letter from the Chairman and President
--------------------------------------------------------------------------------


[PHOTO OMITTED]
William L. Givens

[PHOTO OMITTED]
John F. McNamara


Dear Shareholder,

When we last wrote to you at year end, The Japan Fund had recently completed a major transition with the hiring of a new investment advisor and distributor for the Fund. In that letter we thanked you for your support of these changes and for your continuing loyalty. We also expressed our confidence in your new team and for the prospects for the Japanese stock market.

We are pleased to report to you that The Japan Fund has performed well since the transition. In the first six months of 2003 the Fund returned 9.56% compared to a return of 6.83% for the Tokyo Stock Exchange Index (TOPIX). Since October 7, 2002, when Fidelity Management & Research Company in Tokyo took over responsibility for the portfolio, the Fund has experienced a 13.87% cumulative return compared to a cumulative return of 9.37% for the index.

We remain confident in the long-term prospects for both the Japanese economy and stock market. The market remains statistically cheap and there are signs that the economy may be emerging from the extended downturn that it has experienced. Perhaps equally important, international investors, particularly here in the US, have begun to show interest in the market.

The focus of the Fund will continue to be on individual companies and the manager remains confident in his ability to find attractive opportunities. While the market will be impacted by the uncertainties of the current global situation, well managed companies will continue to prosper.

We thank you for your loyalty and for your investment in The Japan Fund.

Sincerely,

/s/ William L. Givens               /s/ John F. McNamara

William L. Givens                   John F. McNamara, CFA
Chairman                            President
The Japan Fund, Inc.                The Japan Fund, Inc.


Mutual funds involve risk, including loss of principal. In addition to the normal risks associated with equity investing, international investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Past performance is no guarantee of future results. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Japan Fund Class S shares returned -9.52% for the 1 year, 4.40% for the 5 year and -0.41% for the 10 year period ending 6/30/03.



                                                        The Japan Fund, Inc. | 1

Performance Summary                                                JUNE 30, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                                  6 MONTHS   1 YEAR    3 YEAR   5 YEAR  10 YEAR
--------------------------------------------------------------------------------
The Japan Fund, Inc. -- Class S      9.56%   -9.52%   -20.34%    4.40%   -0.41%
--------------------------------------------------------------------------------
TOPIX+                               6.83%  -10.84%   -19.68%   -2.43%   -5.85%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  NET ASSET VALUE
--------------------------------------------------------------------------------

                                                                        CLASS S
--------------------------------------------------------------------------------
06/30/03                                                                  $6.65
--------------------------------------------------------------------------------
12/31/02                                                                  $6.07
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  CLASS S LIPPER RANKINGS -- JAPANESE EQUITY FUNDS CATEGORY
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        FUNDS        PERCENTILE
PERIOD                                RANK             TRACKED         RANKING
--------------------------------------------------------------------------------
1-Year                                  4        of      53               8
--------------------------------------------------------------------------------
3-Year                                 11        of      48              23
--------------------------------------------------------------------------------
5-Year                                  3        of      30              10
--------------------------------------------------------------------------------
10-Year                                 1        of       5              17
--------------------------------------------------------------------------------

RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS.
Source: Lipper, Inc.

*Prior to October 7, 2002, the Fund was advised by a different investment adviser and operated under certain different investment strategies. Accordingly, the Fund's historical performance may not represent its current investment strategies.


2 | The Japan Fund, Inc.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  GROWTH OF AN ASSUMED $10,000 INVESTMENT
--------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]
                   PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:

                The Japan Fund, Inc. --
                        Class S                            TOPIX+
12/31/92                $10,000                            $10,000
12/93                    12,364                             12,407
12/94                    13,604                             15,132
12/95                    12,370                             14,773
12/96                    11,019                             12,377
12/97                     9,433                              8,882
12/98                    11,728                              9,385
12/99                    25,789                             16,799
12/00                    18,753                             11,273
12/01                    12,447                              7,979
12/02                    11,395                              7,292
06/03                    12,484                              7,790


--------------------------------------------------------------------------------
  COMPARATIVE RESULTS
--------------------------------------------------------------------------------

THE JAPAN FUND, INC.         6 MONTHS    1-YEAR    3-YEAR      5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Class S  Average annual
         total return           9.56%    -9.52%   -20.34%       4.40%    -0.41%
--------------------------------------------------------------------------------
TOPIX+   Average annual
         total return           6.83%   -10.84%   -19.68%      -2.43%    -5.85%
--------------------------------------------------------------------------------


THE GROWTH OF $10,000 IS CUMULATIVE.

+ THE TOKYO STOCK EXCHANGE STOCK PRICE INDEX (TOPIX) IS AN UNMANAGED CAPITALIZATION-WEIGHTED MEASURE (ADJUSTED IN U.S. DOLLARS) OF ALL SHARES LISTED ON THE FIRST SECTION OF THE TOKYO STOCK EXCHANGE. INDEX RETURNS ASSUME DIVIDENDS ARE REINVESTED NET OF WITHHOLDING TAX AND, UNLIKE FUND RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY INTO AN INDEX.

SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.

ALL PERFORMANCE IS HISTORICAL, ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS, AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENTS IN FUNDS INVOLVE RISK. SOME FUNDS HAVE MORE RISK THAN OTHERS. THESE INCLUDE FUNDS THAT ALLOW EXPOSURE TO OR OTHERWISE CONCENTRATE INVESTMENTS IN CERTAIN SECTORS, GEOGRAPHIC REGIONS, SECURITY TYPES, MARKET CAPITALIZATION OR FOREIGN SECURITIES (E.G., POLITICAL OR ECONOMIC INSTABILITY, WHICH CAN BE ACCENTUATED IN EMERGING MARKET COUNTRIES). PLEASE READ THIS FUND'S PROSPECTUS FOR SPECIFIC DETAILS REGARDING ITS INVESTMENTS AND RISK PROFILE.

PLEASE CALL (800) 535-2726 FOR THE FUND'S MOST UP-TO-DATE PERFORMANCE.


                                                        The Japan Fund, Inc. | 3

Management's Discussion of Fund Performance
--------------------------------------------------------------------------------


COMMENTS FROM JAY TALBOT, PORTFOLIO MANAGER OF THE JAPAN FUND, INC.

During the first six months of 2003, the Japanese equity market was characterized by two very distinct movements. From the year's outset through the end of April, Japanese share prices maintained an almost constant downward momentum, with both the Tokyo Stock Exchange Index (TOPIX) and NIKKEI 225 Index dropping to 20-year lows. Among the factors that constrained the market were the escalating tensions between the United States and Iraq, mediocre domestic and global economic growth, concerns about North Korea, and the selling pressure generated by companies liquidating the equity components of their employees' pension funds before placing them under government control (Daiko Henjo). However, beginning in May, the Japanese equity market staged a rapid recovery. Upbeat corporate results, strong rallies in U.S. equity markets, and heavy foreign inflows helped push Japan's equity market to a nine-month high by the end of June. For the six-month period overall, the TOPIX advanced 6.83%.

Against this volatile backdrop, The Japan Fund soundly beat its TOPIX benchmark, gaining 9.56% through the first half of 2003. Stock selection in the electrical machinery and information/communications industries was particularly helpful. Within these segments of the market, a number of technology-related stocks -- including fund holdings TDK and NEC -- saw significant gains as earnings visibility improved. Certain finance firms, such as Nikko Cordial, also did well, benefiting from the recovery in the broader market. Sector positioning also contributed to the fund's outperformance of its benchmark. Large relative positions in securities machinery and precision instruments aided returns. Underweighting defensive pharmaceuticals was another positive. In contrast, unrewarding stock selection in the machinery and banking industries detracted from returns. Mitsubishi Tokyo Financial Group and Sumitomo Mitsui Financial Group were two-top 10 holdings that dragged on the fund's performance. The fund's largest position at period end, Tokyo Electron, also struggled.

THE VIEWS EXPRESSED IN THIS STATEMENT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), THE FUND'S ADVISOR, OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FMR DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS.


4 | The Japan Fund, Inc.

Portfolio Summary                                                  JUNE 30, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  ASSET ALLOCATION                                    6/30/03        12/31/02
--------------------------------------------------------------------------------
Equity Holdings                                           98%             99%
Cash Equivalents                                           2%              1%
--------------------------------------------------------------------------------
                                                         100%            100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  SECTOR DIVERSIFICATION (Excludes Cash Equivalents)  6/30/03        12/31/02
--------------------------------------------------------------------------------
Manufacturing                                             37%             39%
Financial                                                 16%             15%
Consumer Staples                                           9%              8%
Consumer Discretionary                                     9%             11%
Technology                                                 6%              --
Communications                                             4%              3%
Metal                                                      4%              3%
Construction                                               3%              2%
Service Industries                                         3%              3%
Durables                                                   3%              4%
Health                                                     3%              6%
Media                                                      2%              3%
Transportation                                             1%              2%
Other                                                      --              1%
--------------------------------------------------------------------------------
                                                         100%            100%
--------------------------------------------------------------------------------

ASSET ALLOCATION AND SECTOR DIVERSIFICATION ARE SUBJECT TO CHANGE.


                                                        The Japan Fund, Inc. | 5

Top Ten Holdings                                                   JUNE 30, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  TEN LARGEST EQUITY HOLDINGS AT JUNE 30, 2003 (25.4% of Portfolio)
--------------------------------------------------------------------------------
 1. TOKYO ELECTRON LTD.                                                   3.8%
    Manufacturer of industrial electronics products
--------------------------------------------------------------------------------
 2. KEYENCE CORP.                                                         3.1%
    Developer and manufacturer of instruments used
    for factory automation
--------------------------------------------------------------------------------
 3. NIKKO CORDIAL CORP.                                                   2.7%
    Provider of comprehensive financial services
--------------------------------------------------------------------------------
 4. JAFCO CO. LTD.                                                        2.5%
    Developer of venture capital groups to invest primarily in domestic and foreign companies with high growth potential
--------------------------------------------------------------------------------
 5. NIKON CORP.                                                           2.3%
    Manufacturer of optical, photographic, and electronic equipment
--------------------------------------------------------------------------------
 6. THK CO. LTD.                                                          2.3%
    Manufacturer of industrial electronics products
--------------------------------------------------------------------------------
 7. MITSUBISHI TOKYO FINANCIAL GROUP, INC.                                2.3%
    Provider of comprehensive financial services
--------------------------------------------------------------------------------
 8. SMC CORP.                                                             2.2%
    Manufacturer of electronic equipment and components
--------------------------------------------------------------------------------
 9. MISUMI CORP.                                                          2.2%
    Distributor of machinery and metal parts
--------------------------------------------------------------------------------
10. SUMITOMO MITSUI FINANCIAL GROUP, INC.                                 2.0%
    Provider of comprehensive financial services
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE.

FOR MORE COMPLETE DETAILS ABOUT THE FUND'S INVESTMENT PORTFOLIO, SEE PAGE 7. A QUARTERLY FUND SUMMARY AND PORTFOLIO HOLDINGS ARE AVAILABLE UPON REQUEST.


6 | The Japan Fund, Inc.

Schedule of Investments
(Unaudited)                                                  AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                                      SHARES        VALUE ($)
--------------------------------------------------------------------------------
  COMMON STOCK 97.9%
--------------------------------------------------------------------------------

COMMUNICATIONS 3.8%
--------------------------------------------------------------------------------
TELEPHONE/COMMUNICATIONS 3.8%
KDDI Corp.                                             1,303        5,061,356
Nippon Telegraph & Telephone Corp.                       741        2,915,471
NTT DoCoMo, Inc.                                         723        1,570,295
--------------------------------------------------------------------------------
                                                                    9,547,122
--------------------------------------------------------------------------------
CONSTRUCTION 3.5%
--------------------------------------------------------------------------------
BUILDING PRODUCTS 3.5%
Kuraray Co. Ltd.                                     117,000          770,161
Mitsubishi Rayon Co. Ltd.                            745,000        1,991,480
Nippon Steel Corp.                                 1,194,000        1,645,727
Rinnai Corp.                                          49,600        1,046,195
Shimachu Co. Ltd.                                    204,900        3,234,993
--------------------------------------------------------------------------------
                                                                    8,688,556
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 8.5%
--------------------------------------------------------------------------------
DEPARTMENT & CHAIN STORES 3.4%
Aoyama Trading Co. Ltd.                               60,000          801,966
Fast Retailing Co. Ltd.                              138,400        4,289,232
Isetan Co. Ltd.                                       83,000          560,873
Takashimaya Co. Ltd.                                 379,000        1,890,093
UNY Co. Ltd.                                          88,000          760,104
--------------------------------------------------------------------------------
                                                                    8,302,268
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                        The Japan Fund, Inc. | 7

Schedule of Investments
(continued)                                                  AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES        VALUE ($)
--------------------------------------------------------------------------------
RECREATIONAL PRODUCTS 1.8%
Enix Corp.                                            68,800        1,175,307
Konami Corp.                                          47,800          858,491
Nintendo Co. Ltd.                                     33,300        2,428,444
--------------------------------------------------------------------------------
                                                                    4,462,242
--------------------------------------------------------------------------------
RESTAURANTS 0.6%
Skylark Co. Ltd.                                     128,900        1,534,331
--------------------------------------------------------------------------------
RETAIL - MISC/DIVERSIFIED 2.7%
Ito-Yokado Co. Ltd.                                   85,000        2,041,392
Nissen Co. Ltd.                                       76,600          955,973
Ryohin Keikaku Co. Ltd.                              112,900        2,904,786
The Seiyu Ltd.*                                      365,000          896,416
--------------------------------------------------------------------------------
                                                                    6,798,567
--------------------------------------------------------------------------------
CONSUMER STAPLES 8.6%
--------------------------------------------------------------------------------
CONSUMER ELECTRONIC & PHOTOGRAPHIC 5.7%
Fuji Photo Film Co. Ltd.                              99,000        2,869,685
Konica Corp.                                          95,000        1,084,830
Minolta Co. Ltd.                                     304,000        2,150,931
Nikon Corp.*                                         691,000        5,708,788
Yamada Denki Co. Ltd.                                105,800        2,342,077
--------------------------------------------------------------------------------
                                                                   14,156,311
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES 1.6%
Clarion Co. Ltd.                                     845,000        1,482,332
Fuji Television Network, Inc.                            250          885,473
Uni-Charm Corp.                                       40,100        1,738,527
--------------------------------------------------------------------------------
                                                                    4,106,332
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

8 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


                                                      SHARES        VALUE ($)
--------------------------------------------------------------------------------
FOOD & BEVERAGE 1.3%
Ajinomoto Co., Inc.                                  280,000        2,689,834
Nippon Flour Mills Co. Ltd.                          174,000          486,927
--------------------------------------------------------------------------------
                                                                    3,176,761
--------------------------------------------------------------------------------
DURABLES 2.9%
--------------------------------------------------------------------------------
AUTOMOBILES 2.9%
Honda Motor Co. Ltd.                                  28,900        1,098,446
Nissan Motor Co. Ltd.                                401,500        3,850,322
NOK Corp.                                             84,000        1,399,181
Toyota Motor Corp.                                    28,000          727,425
--------------------------------------------------------------------------------
                                                                    7,075,374
--------------------------------------------------------------------------------
FINANCIAL 16.9%
--------------------------------------------------------------------------------
BANKS 5.5%
Mitsubishi Tokyo Financial Group, Inc.                 1,240        5,624,593
Sumitomo Mitsui Financial Group, Inc.                  2,328        5,095,113
The Bank of Yokohama Ltd.                            426,000        1,394,971
UFJ Holdings, Inc.*                                    1,081        1,589,308
--------------------------------------------------------------------------------
                                                                   13,703,985
--------------------------------------------------------------------------------
CONSUMER FINANCE 0.4%
Credit Saison Co. Ltd.                                18,800          309,394
Hitachi Capital Corp.                                 56,100          612,503
--------------------------------------------------------------------------------
                                                                      921,897
--------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES 8.1%
Daiwa Securities Group, Inc.                         452,000        2,605,296
Jafco Co. Ltd.                                       107,900        6,129,146
Kokusai Securities Co.                               164,000          997,288


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                        The Japan Fund, Inc. | 9

Schedule of Investments
(continued)                                                  AS OF JUNE 30, 2003
--------------------------------------------------------------------------------


                                                      SHARES        VALUE ($)
--------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES (CONTINUED)
Nikko Cordial Corp.                                1,673,000        6,736,162
Nomura Holdings, Inc.                                218,000        2,775,307
ORIX Corp.*                                           19,000        1,053,880
--------------------------------------------------------------------------------
                                                                   20,297,079
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE 0.9%
Sompo Japan Insurance, Inc.                          398,000        2,177,679
--------------------------------------------------------------------------------
REAL ESTATE 2.0%
Daito Trust Construction Co. Ltd.                     80,800        1,704,285
Japan Real Estate Investment Corp.                       470        2,544,165
Office Building Fund of Japan, Inc.                      149          817,751
--------------------------------------------------------------------------------
                                                                    5,066,201
--------------------------------------------------------------------------------
HEALTH 2.6%
--------------------------------------------------------------------------------
MEDICAL PRODUCTS 1.6%
Hoya Corp.                                             3,400          234,884
Terumo Corp.                                         228,100        3,801,349
--------------------------------------------------------------------------------
                                                                    4,036,233
--------------------------------------------------------------------------------
PHARMACEUTICALS 1.0%
Kyorin Pharmaceutical Co. Ltd.                        10,000          137,123
Takeda Chemical Industries Ltd.                       60,400        2,235,169
--------------------------------------------------------------------------------
                                                                    2,372,292
--------------------------------------------------------------------------------
MANUFACTURING 35.9%
--------------------------------------------------------------------------------
APPAREL 0.5%
World Co. Ltd.                                        60,200        1,144,056
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


10 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                      SHARES        VALUE ($)
--------------------------------------------------------------------------------
CHEMICALS 5.6%
Hitachi Chemical Co. Ltd.                            306,700        3,148,729
Kaneka Corp.                                          37,000          228,682
Nitto Denko Corp.                                    104,200        3,420,817
Shin-Etsu Chemical Co. Ltd.                          143,600        4,918,219
Sumitomo Chemical Co. Ltd.                           300,000          944,783
Tosoh Corp.                                          556,000        1,244,741
--------------------------------------------------------------------------------
                                                                   13,905,971
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS 6.2%
Disco Corp.                                           54,400        2,094,929
Funai Electric Co. Ltd.                                4,200          470,136
Kenwood Corp.                                        687,000        1,939,738
Mitsubishi Electric Corp.                            312,000        1,016,457
Nidec Corp.                                           56,200        2,763,820
SMC Corp.                                             65,900        5,565,525
Yaskawa Electric Corp.*                              395,000        1,606,962
--------------------------------------------------------------------------------
                                                                   15,457,567
--------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY 2.9%
Daikin Industries Ltd.                               206,000        3,794,420
Nippon Sheet Glass Co. Ltd.                          458,000        1,377,329
Sumitomo Osaka Cement Co. Ltd.                       779,000        1,535,751
Toppan Forms Co. Ltd.                                 64,700          645,816
--------------------------------------------------------------------------------
                                                                    7,353,316
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS 17.6%
Amada Co. Ltd.                                       309,000          996,662
Fuji Machine Manufacturing Co. Ltd.                  264,900        3,075,858
Keyence Corp.                                         41,600        7,645,142


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 11

Schedule of Investments
(continued)                                                  AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES        VALUE ($)
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS (CONTINUED)
Kyocera Corp.                                         85,600        4,912,472
Nichicon Corp.                                       123,600        1,326,756
Rohm Co. Ltd.                                         30,500        3,335,102
Taiyo Yuden Co. Ltd.                                 239,000        2,335,895
THK Co. Ltd                                          420,200        5,672,402
Tokyo Electron Ltd.                                  200,500        9,530,073
UMC Japan*                                             2,870        3,068,805
Yokogawa Electric Corp.                              264,000        2,044,340
--------------------------------------------------------------------------------
                                                                   43,943,507
--------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES 1.2%
Canon, Inc.                                           61,000        2,807,702
Seiko Epson Corp.*                                     3,400          101,395
--------------------------------------------------------------------------------
                                                                    2,909,097
--------------------------------------------------------------------------------
RUBBER - TIRES 0.9%
Bridgestone Corp.                                    158,000        2,151,366
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS 1.0%
Hitachi Cable Ltd.                                   452,000        1,223,356
Sumitomo Electric Industries Ltd.                    185,000        1,355,317
--------------------------------------------------------------------------------
                                                                    2,578,673
--------------------------------------------------------------------------------
MEDIA 1.9%
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS 1.5%
Matsushita Electric Industrial Co. Ltd.              142,000        1,410,392
Pioneer Corp.                                        101,600        2,291,538
Sony Corp.                                             3,000           84,704
--------------------------------------------------------------------------------
                                                                    3,786,634
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


12 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                      SHARES        VALUE ($)
--------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT 0.4%
Tokyo Broadcasting System, Inc.                       84,800        1,036,358
--------------------------------------------------------------------------------
METAL 3.8%
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 3.0%
Misumi Corp.                                         160,600        5,500,459
Mitsui & Co. Ltd.                                    361,000        1,815,404
--------------------------------------------------------------------------------
                                                                    7,315,863
--------------------------------------------------------------------------------
DIVERSIFIED 0.8%
Mitsui Mining & Smelting Co. Ltd.                    702,000        2,081,781
--------------------------------------------------------------------------------
SERVICE INDUSTRIES 2.9%
--------------------------------------------------------------------------------
MISCELLANEOUS COMMERCIAL SERVICES 1.1%
JGC Corp.                                            142,000          958,449
Nichii Gakkan Co.                                     34,970        1,752,736
--------------------------------------------------------------------------------
                                                                    2,711,185
--------------------------------------------------------------------------------
MISCELLANEOUS CONSUMER SERVICES 1.6%
Yahoo Japan Corp.*                                       245        3,991,588
--------------------------------------------------------------------------------
SCHOOLS 0.2%
Benesse Corp.                                         33,100          572,358
--------------------------------------------------------------------------------
TECHNOLOGY 5.8%
--------------------------------------------------------------------------------
APPLICATIONS SOFTWARE 0.6%
Nippon System Development Co. Ltd.                    41,200          572,007
Nomura Research Institute Ltd.                        12,200          942,765
--------------------------------------------------------------------------------
                                                                    1,514,772
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 13

Schedule of Investments
(Unaudited) (concluded)                                      AS OF JUNE 30, 2003
--------------------------------------------------------------------------------

                                                      SHARES        VALUE ($)
--------------------------------------------------------------------------------
COMPUTERS - MEMORY DEVICES 0.4%
TDK Corp.                                             20,400        1,010,151
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/DISTRIBUTORS 4.8%
Anritsu Corp.                                        451,000        2,467,555
NEC Corp.*                                           503,000        2,520,514
NGK Insulators Ltd.                                  252,000        1,401,988
Sanken Electric Co. Ltd.                             130,000        1,156,437
Tokyo Seimitsu Co. Ltd.                              190,300        4,308,019
--------------------------------------------------------------------------------
                                                                   11,854,513
--------------------------------------------------------------------------------
TRANSPORTATION 0.8%
--------------------------------------------------------------------------------
MARINE SERVICES 0.4%
Mitsui O.S.K. Lines Ltd.                             352,000        1,073,261
--------------------------------------------------------------------------------
RAILROADS 0.4%
Tokyu Corp.                                          308,000          995,706
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $219,406,694)                            243,810,953
--------------------------------------------------------------------------------


                                                 FACE AMOUNT
--------------------------------------------------------------------------------
  CASH EQUIVALENT 2.1%
--------------------------------------------------------------------------------

J.P. Morgan Chase, London Time Deposit
  (Cost $5,157,876)                        619,332,018 (JPY)        5,157,876
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.0% (Cost $224,564,570)(a)                 248,968,829
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
JPY -- JAPANESE YEN
(A) FOR FEDERAL INCOME TAX PURPOSES, THE COST OF SECURITIES OWNED AT JUNE 30, 2003, WERE NOT MATERIALLY DIFFERENT FROM AMOUNTS REPORTED FOR FINANCIAL REPORTING PURPOSES. THE COST FOR FEDERAL INCOME TAX PURPOSES WAS $224,564,570. AT JUNE 30, 2003, NET UNREALIZED APPRECIATION FOR ALL SECURITIES BASED ON THE TAX COST WAS $24,404,259. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF VALUE OVER TAX COST OF $38,477,285 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF TAX COST OVER VALUE OF $14,073,026.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


14 | The Japan Fund, Inc.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  As of June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------
Investments in securities, at value (cost $224,564,570)       $ 248,968,829
--------------------------------------------------------------------------------
Dividends receivable                                                134,690
--------------------------------------------------------------------------------
Receivable for investment securities sold                         1,806,360
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                     422,182
--------------------------------------------------------------------------------
Other assets                                                         18,581
--------------------------------------------------------------------------------
Total assets                                                    251,350,642
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                 1,196,138
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                     91,269
--------------------------------------------------------------------------------
Payable to custodian on foreign currency (cost $(9,514))              9,621
--------------------------------------------------------------------------------
Accrued management fee                                              116,299
--------------------------------------------------------------------------------
Accrued administration fee                                           47,260
--------------------------------------------------------------------------------
Accrued shareholder servicing fee                                    29,476
--------------------------------------------------------------------------------
Accrued Office of the President fee                                  54,689
--------------------------------------------------------------------------------
Accrued Directors' retirement benefits                              376,801
--------------------------------------------------------------------------------
Other accrued expenses and payables                                 509,662
--------------------------------------------------------------------------------
Total liabilities                                                 2,431,215
--------------------------------------------------------------------------------
NET ASSETS, AT VALUE                                          $ 248,919,427
--------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------

Net assets consist of:
Paid-in capital                                               $ 456,981,222
--------------------------------------------------------------------------------

Accumulated net investment loss                                  (1,218,924)
--------------------------------------------------------------------------------

Accumulated net realized loss                                  (231,238,441)
--------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) on:
   Investments                                                   24,404,259
--------------------------------------------------------------------------------

   Foreign currency related transactions                             (8,689)
--------------------------------------------------------------------------------
NET ASSETS, AT VALUE                                          $ 248,919,427
--------------------------------------------------------------------------------

NET ASSET VALUE
--------------------------------------------------------------------------------
CLASS S
NET ASSET VALUE, offering and redemption price per share
($248,919,427 / 37,427,363 shares of capital stock outstanding,
$.331/3 par value, 500,000,000 shares authorized) (a)         $        6.65
--------------------------------------------------------------------------------

(A) REDEMPTION PRICE PER SHARE FOR SHARES HELD LESS THAN SIX MONTHS IS EQUAL TO NET ASSET VALUE LESS A 2.00% REDEMPTION FEE.
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                       The Japan Fund, Inc. | 15

Statement of Operations
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  For the six months ended June 30, 2003 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $130,503)           $ 1,179,318
--------------------------------------------------------------------------------
Expenses:
Investment advisory fee (see Note D)                                678,970
--------------------------------------------------------------------------------
Transfer agent fees                                                 322,102
--------------------------------------------------------------------------------
Services to shareholders (see Note D)                               286,081
--------------------------------------------------------------------------------
Administration fee (see Note D)                                     285,137
--------------------------------------------------------------------------------
Directors' fees and expenses (see Note D)                           214,393
--------------------------------------------------------------------------------
Office of the President expense (see Note D)                        151,513
--------------------------------------------------------------------------------
Reports to shareholders                                             115,600
--------------------------------------------------------------------------------
Legal                                                                91,413
--------------------------------------------------------------------------------
Custodian fees                                                       81,489
--------------------------------------------------------------------------------
Auditing                                                             31,685
--------------------------------------------------------------------------------
Registration fees                                                    15,049
--------------------------------------------------------------------------------
Other                                                                 4,685
--------------------------------------------------------------------------------
Total expenses, before expense reductions                         2,278,117
--------------------------------------------------------------------------------
Expense reductions:
Services to shareholders (see Note D)                              (114,432)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                          2,163,685
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                (984,367)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   AND FOREIGN CURRENCY TRANSACTIONS
--------------------------------------------------------------------------------
Net realized loss from:
Investments                                                      (5,949,000)
--------------------------------------------------------------------------------
Foreign currency related transactions                               (66,190)
--------------------------------------------------------------------------------
                                                                 (6,015,190)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:
Investments                                                      27,908,517
--------------------------------------------------------------------------------
Foreign currency related transactions                                (9,378)
--------------------------------------------------------------------------------
                                                                 27,899,139
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT
   AND FOREIGN CURRENCY TRANSACTIONS                             21,883,949
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $20,899,582
--------------------------------------------------------------------------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


16 | The Japan Fund, Inc.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    1/1/03 TO
                                                     6/30/03       1/1/02 TO
                                                   (UNAUDITED)     12/31/02
--------------------------------------------------------------------------------
Operations:
Net investment loss                              $   (984,367)   $  (2,793,641)
--------------------------------------------------------------------------------
Net realized loss on
investments and foreign currency transactions      (6,015,190)    (121,871,597)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments
and foreign currency transactions
during the period                                  27,899,139       98,568,950
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          20,899,582      (26,096,288)
--------------------------------------------------------------------------------
Fund share transactions (see Note G):
Proceeds from shares sold                          38,168,460      137,888,771
--------------------------------------------------------------------------------
Cost of shares redeemed                           (59,200,434)    (188,599,139)
--------------------------------------------------------------------------------
Redemption fees                                       166,331          325,215
--------------------------------------------------------------------------------
Net decrease in assets from
Fund share transactions                           (20,865,643)     (50,385,153)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      33,939      (76,481,441)
--------------------------------------------------------------------------------
Net assets at beginning of period                 248,885,488      325,366,929
--------------------------------------------------------------------------------
Net assets at end of period
(including net investment loss of
$1,218,924 at June 30, 2003
and $168,367 at December 31, 2002)               $248,919,427    $ 248,885,488
--------------------------------------------------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       The Japan Fund, Inc. | 17

Financial Highlights
--------------------------------------------------------------------------------


CLASS S

------------------------------------------------------------------------------------------------
  YEARS ENDED DECEMBER 31,                    2003 A    2002     2001     2000     1999    1998
------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $ 6.07   $  6.63   $ 9.98   $16.41   $ 8.33   $6.77
------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss b                      (0.03)    (0.06)   (0.05)   (0.05)   (0.02)  (0.01)
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
     on investment and foreign currency
     transactions                             0.61     (0.51)   (3.31)   (3.97)    9.95    1.65
------------------------------------------------------------------------------------------------
  TOTAL INCOME (LOSS) FROM INVESTMENT
     OPERATIONS                               0.58     (0.57)   (3.36)   (4.02)    9.93    1.64
------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income                         --        --       --    (0.58)   (0.08)  (0.08)
------------------------------------------------------------------------------------------------
  Net realized gains on investment
     transactions                               --        --       --    (1.83)   (1.77)     --
------------------------------------------------------------------------------------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS             --        --       --    (2.41)   (1.85)  (0.08)
------------------------------------------------------------------------------------------------
Redemption fees                                 -- c    0.01     0.01       --       --      --
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                $ 6.65   $  6.07   $ 6.63   $ 9.98   $16.41   $8.33
------------------------------------------------------------------------------------------------
Total return (%) d                            9.56**   (8.45)  (33.57)  (27.28)  119.88   24.29
------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS AND
     SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)         249       249      323      558    1,089     347
------------------------------------------------------------------------------------------------
Ratio of expenses before expense
  reductions (%)                              1.99*     1.58       --       --       --      --
------------------------------------------------------------------------------------------------
Ratio of expenses after expense
  reductions (%)                              1.89*     1.57     1.33     1.08     1.00    1.26
------------------------------------------------------------------------------------------------
Ratio of net investment loss (%)             (0.86)*   (0.90)   (0.65)   (0.40)   (0.20)  (0.14)
------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                     31       113       70       74      114      90
------------------------------------------------------------------------------------------------

  *  ANNUALIZED
 **  NOT ANNUALIZED
(A)  FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED).
(B)  BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
(C)  AMOUNT IS LESS THAN $0.01 PER SHARE.
(D) EFFECTIVE MARCH 16, 2001, SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


18 | The Japan Fund, Inc.

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


A. ORGANIZATION

The Japan Fund, Inc. (the "Fund") is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.

The Fund currently offers Class S Shares. Prior to October 7, 2002, the Fund also offered Class A, Class B and Class C Shares. On October 7, 2002, Class A, Class B and Class C Shares were fully liquidated and exchanged for Class S Shares (See Note G).

B. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

USE OF ESTIMATES. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of these statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION. Investment securities of the Fund that are listed on a securities exchange and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). As of April 14, 2003, investment securities of the Fund that are quoted on the NASDAQ market system are valued at the official closing price, or if there is none, at the last sale price. If there is no reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at last bid price. Prior to April 14, 2003, investment securities of the Fund quoted on the NASDAQ market system were valued at the last sale price. Debt obligations purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates market value. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced in accordance with the valuation procedures for equity securities stated above. If a security price cannot be obtained from an independent, third-party pricing agent, a bid price from at least one independent broker shall be obtained.


                                                       The Japan Fund, Inc. | 19

--------------------------------------------------------------------------------


Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal tax purposes. As of June 30, 2003, there were no forward foreign currency contracts outstanding.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, received delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be


20 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

TAXES. The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no Federal income taxes and no Federal income tax provision was required.

Under the United States-Japan Tax Treaty (the "Treaty"), as presently in effect, the government of Japan imposes a non-recoverable withholding tax of 15% on dividends and 10% on interest earned by the Fund from Japanese issuers. Under the Treaty, there is no Japanese withholding tax on realized capital gains.

At December 31, 2002, the Fund had net tax basis capital loss carryforwards of approximately $84,101,232 and $126,495,837, which may be applied against any realized net taxable capital gains of each succeeding year until their expiration dates of December 31, 2009 and December 31, 2010, respectively, or until they have been fully utilized, whichever occurs first.

DIVIDENDS AND DISTRIBUTION OF INCOME AND GAINS. Net investment income will be distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its Federal income tax return.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the


                                                       The Japan Fund, Inc. | 21

--------------------------------------------------------------------------------


ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, were borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bore certain expenses unique to that class, such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class expenses may have resulted in payment of different per share dividends by class. All shares of the Fund had equal rights with respect to voting subject to class-specific arrangements.

REDEMPTION FEES. Upon redemption or exchange of Class S Shares held less than six months, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

C. PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $70,048,672 and $98,908,531, respectively.

D. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTIES

INVESTMENT ADVISOR. Fidelity Management & Research Company ("FMR") acts as the investment advisor (the "Advisor") for the Fund pursuant to an Investment Advisory Agreement (the "Agreement") that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. Pursuant to the Agreement, FMR is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of 0.60% of the Fund's average daily net assets not exceeding $200 million; 0.55% of the Fund's average net assets in excess of $200 million through $400 million; and 0.50% of the Fund's average daily net assets in excess of $400 million.

Under the terms of the Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.


22 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


INVESTMENT SUB-ADVISORS. FMR has entered into sub-advisory agreements that were approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. The Following FMR affiliates assist FMR with investments:
Fidelity Investments Japan Limited ("FIJ"), Fidelity Management & Research (U.K.) Inc. ("FMR U.K."), Fidelity Management & Research ("Far East") Inc. ("FMR Far East"), Fidelity International Investment Advisors ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited ("FIIA(U.K.)L") and FMR Co., Inc. ("FMRC").

FMR compensates FMRC, FMR U.K., FMR Far East and FIIA, out of the advisory fees it receives from the Fund. FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

ADMINISTRATION AGREEMENT. SEI Investments Global Funds Services, formerly known as SEI Investments Mutual Funds Services ("SEI Investments"), acts as the administrator for the Fund pursuant to an Administration Agreement that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. For its services, SEI Investments is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets not exceeding $400 million; 0.125% of the average daily net assets in excess of $400 million but not exceeding $750 million; and 0.10% of the average daily net assets in excess of $750 million, subject to a minimum annual fee.

PRESIDENT. The Board of Directors has hired a President, effective September 1, 2002, who oversees the management, administration, marketing and distribution of the Fund. For his services, the President receives an annual salary of $150,000, a minimum annual performance-related bonus of $50,000, and reimbursement for rent and other Fund related expenses.

OTHER SERVICE PROVIDERS. Forum Shareholder Services, LLC serves as the transfer and dividend-paying agent for the Fund.

The Fund adopted a Shareholder Servicing Plan (the "Plan") pursuant to which SEI Investments Distribution Co. ("SIDCo") has agreed to provide shareholder services pursuant to a Shareholder Servicing Agreement (the "Agreement"). For its services, SIDCo receives a fee, which is computed daily and paid monthly, at an annual rate of up to 0.25% of the Fund's average daily net assets. SIDCo has voluntarily agreed to waive 0.10%, and such waiver may be terminated at any time at SIDCo's sole discretion.


                                                       The Japan Fund, Inc. | 23

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------


DIRECTORS' FEES AND EXPENSES. The Fund pays each Director, not affiliated with the Advisor, retainer fees plus specified amounts for attended board and committee meetings.

E. DIRECTORS' RETIREMENT BENEFITS

Under a retirement program, independent members of the Board of Directors who meet certain criteria become eligible to participate in an unfunded non-qualified, non-contributory defined benefit retirement program. Under this program monthly payments will be made for a period of 120 months by the Fund based on the individual's final year basic Director's fees and length of service. For the six months ended June 30, 2003, Directors' retirement expense amounting to $19,817 and is included in Directors' fees and expenses in the statement of operations. Included in the statement of assets and liabilities at June 30, 2003, is $376,801 accrued by the Fund for such benefits.

The actuarially computed net pension cost for the six months ended June 30, 2003 of $19,817 consisted of service expense of $6,605, interest expense of $10,112 and amortization of prior service cost of $3,100. In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted average discount rate was 6.75%. On December 31, 2002, the projected benefit obligation for service rendered to date was $356,984.

F. CONCENTRATION OF MARKET RISK

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


24 | The Japan Fund, Inc.

                                                                     (Unaudited)
--------------------------------------------------------------------------------


G. SHARE TRANSACTIONS

The following table summarizes share and dollar activity in the Fund:

                            SIX MONTHS ENDED                YEAR ENDED
                              JUNE 30, 2003              DECEMBER 31, 2002
--------------------------------------------------------------------------------
                          SHARES        DOLLARS         SHARES         DOLLARS
--------------------------------------------------------------------------------
SHARES SOLD
--------------------------------------------------------------------------------
Class S                 6,516,543   $ 38,168,460      18,619,249  $ 122,837,807
--------------------------------------------------------------------------------
Class S Issuance of
Shares in Connection
with Merger from
Class A, B and C Shares*       --             --         124,708        758,222
--------------------------------------------------------------------------------
Class A                        --             --       1,881,537     13,214,463
--------------------------------------------------------------------------------
Class B                        --             --          51,081        356,637
--------------------------------------------------------------------------------
Class C                        --             --         106,810        721,642
--------------------------------------------------------------------------------
                                    $ 38,168,460                  $ 137,888,771
--------------------------------------------------------------------------------

SHARES REDEEMED
--------------------------------------------------------------------------------
Class S               (10,062,668)  $(59,200,434)    (26,498,478) $(172,653,003)
--------------------------------------------------------------------------------
Class A                        --             --      (2,130,944)   (14,275,336)
--------------------------------------------------------------------------------
Redemption of Class A
Shares in Connection
with Merger into
Class S Shares*                --             --         (45,169)      (271,859)
--------------------------------------------------------------------------------
Class B                        --             --         (35,645)      (229,743)
--------------------------------------------------------------------------------
Redemption of Class B
Shares in Connection
with Merger into
Class S Shares*                --             --         (33,765)      (201,043)
--------------------------------------------------------------------------------
Class C                        --             --         (97,855)      (682,835)
--------------------------------------------------------------------------------
Redemption of Class C
Shares in Connection
with Merger into
Class S Shares*                --             --         (47,872)      (285,320)
--------------------------------------------------------------------------------
                                    $(59,200,434)                 $(188,599,139)
--------------------------------------------------------------------------------

REDEMPTION FEES
--------------------------------------------------------------------------------
Class S                        --      $ 166,331              --       $325,215
--------------------------------------------------------------------------------
                                       $ 166,331                       $325,215
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class S                (3,546,125)  $(20,865,643)     (7,754,521)   (48,731,759)
--------------------------------------------------------------------------------
Class A                        --             --        (294,576)    (1,332,732)
--------------------------------------------------------------------------------
Class B                        --             --         (18,329)       (74,149)
--------------------------------------------------------------------------------
Class C                        --             --         (38,917)      (246,513)
--------------------------------------------------------------------------------
                                    $(20,865,643)                 $ (50,385,153)
--------------------------------------------------------------------------------

*ON OCTOBER 7, 2002, CLASS A, CLASS B AND CLASS C SHARES WERE FULLY LIQUIDATED
 AND EXCHANGED FOR CLASS S SHARES.


                                                       The Japan Fund, Inc. | 25

[Background Graphic Omitted]



INVESTMENT ADVISOR:
Fidelity Management & Research Company
82 Devonshire Street
Boston, MA 02109


DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


TO OBTAIN MORE INFORMATION:
Call 1-800-53-JAPAN (1-800-535-2726)
or visit us online at www.thejapanfund.com

This material must be preceded or accompanied by a current prospectus.




[Recycle Logo Omitted] Printed on recycled paper.                JPN-SA-001-0200


ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  (RESERVED)

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                The Japan Fund, Inc.


By (Signature and Title)*                            /s/ John F. McNamara
                                                     --------------------
                                                     John F. McNamara, President

Date: 08/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                            /s/ John F. McNamara
                                                     --------------------------
                                                     John F. McNamara, President

Date:  08/22/03


By (Signature and Title)*                            /s/ William L. Givens
                                                     ---------------------------
                                                     William L. Givens, Chairman

Date:  08/22/03
By (Signature and Title)*                            /s/ Peter Golden
                                                     ---------------------------
                                                     Peter Golden, CFO

Date:  08/22/03
* Print the name and title of each signing officer under his or her signature.